Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenue (including revenue from related parties of RMB141,595, RMB32,192 and RMB7,897 for the years ended December 31,2023, 2024 and 2025, respectively)		¥ 5,719,220	$ 817,838	¥ 5,805,901	¥ 4,895,633
Operating costs and expenses:
Sales and marketing (including expenses from related parties of RMB24, nil and RMB9,005 for the years ended December 31, 2023, 2024 and 2025, respectively)		(1,159,934)	(165,868)	(1,196,429)	(656,603)
Origination, servicing and other operating costs (including costs from related parties of RMB324,854, RMB283,907 and RMB208,313 for the years ended December 31, 2023, 2024 and 2025, respectively)		(786,386)	(112,452)	(882,957)	(976,172)
Research and development (including expenses from related parties of RMB52,468, RMB252,802 and RMB208,227 for the years ended December 31, 2023, 2024 and 2025, respectively)		(406,567)	(58,138)	(411,876)	(148,754)
General and administrative (including expenses from related parties of RMB19,567, RMB27,339 and RMB25,325 for the years ended December 31, 2023, 2024 and 2025, respectively)		(322,091)	(46,059)	(274,673)	(231,135)
Allowance for contract assets, receivables and others		(899,656)	(128,649)	(523,622)	(261,152)
Provision for contingent liabilities		(2,366,344)	(338,383)	(869,280)	(27,035)
Total operating costs and expenses		(5,940,978)	(849,549)	(4,158,837)	(2,300,851)
Investment income	[1]	7,819	1,118	26,341	18,862
Interest income, net (including income from related parties of RMB6,937, RMB17,383 and RMB39,907 for the years ended December 31, 2023, 2024 and 2025, respectively)		78,722	11,257	79,136	61,887
Fair value adjustments (loss)/gain		68,977	9,864	107,532	(50,171)
Other income, net (including expenses from related parties of nil, RMB1,003 and nil for the years ended December 31, 2023, 2024 and 2025, respectively)		28,223	4,036	1,848	20,000
Total other income, net		183,741	26,275	214,857	50,578
Income/(loss) before provision for income taxes		(38,017)	(5,436)	1,861,921	2,645,360
Share of results of equity investees		(4,560)	(652)	(440)
Income tax (expenses)/benefit		97,107	13,886	(279,182)	(565,163)
Net income		¥ 54,530	$ 7,798	¥ 1,582,299	¥ 2,080,197
Basic net income per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.3142	$ 0.0449	¥ 9.1327	¥ 11.7692
Weighted average number of ordinary shares outstanding, basic (in Shares)		173,575,410	173,575,410	173,256,348	176,749,706
Diluted net income per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.3122	$ 0.0446	¥ 9.0566	¥ 11.6415
Weighted average number of ordinary shares outstanding, diluted (in Shares)		174,684,691	174,684,691	174,711,569	178,688,319

[1]	Due to the expansion in the types of the Company’s investments, investment income has been separately presented, split out from the original interest income, to reflect the realized gains from the Company’s financial investments, and historical periods have been restated to enhance investors’ comprehension of the Company’s financial statements.